Railway concessions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 2,354
Changes in estimates	43
Monetary and present value adjustments	202
Disbursements	(499)
Translation adjustment	294
Other Provision, ending	2,394
Revision to estimates and new provisions	297
Current liabilities	570	$ 467
Non-current liabilities	1,824	1,887
Liabilities	2,394	2,354
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	1,118
Changes in estimates	33
Monetary and present value adjustments	106
Disbursements	(56)
Translation adjustment	140
Other Provision, ending	$ 1,341
Remaining term of obligations	32 years
Liabilities	$ 1,341	$ 1,118
Payment Obligation [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	7.49%	7.32%
Payment Obligation [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	11.04%	11.04%
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 1,236
Changes in estimates	10
Disbursements	(443)
Translation adjustment	154
Other Provision, ending	$ 1,053
Remaining term of obligations	7 years
Revision to estimates and new provisions	$ 96
Liabilities	$ 1,053	$ 1,236
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	7.15%	7.43%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	9.10%	8.12%